SHARE-BASED COMPENSATION - Summary of Restricted Shares (Detail) (Restricted shares [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance	902,670	2,238,885	4,002,503
Number of Restricted Shares, Granted	0	0	0
Number of Restricted Shares, Vested	(902,670)	(1,297,902)	(1,276,634)
Number of Restricted Shares, Forfeited		(38,313)	(486,984)
Number of Restricted Shares, Unvested Ending Balance	0	902,670	2,238,885
Weighted-Average Grant Date Fair Value, Beginning Balance	$ 2.42	$ 2.19	$ 2.22
Weighted-Average Grant Date Fair Value, Vested	$ 2.42	$ 2.04	$ 2.49
Weighted-Average Grant Date Fair Value, Forfeited		$ 2.12	$ 1.66
Weighted-Average Grant Date Fair Value, Ending Balance	$ 0	$ 2.42	$ 2.19
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance	1,531,959	1,153,890	0
Number of Restricted Shares, Granted	746,856	817,068	1,170,612
Number of Restricted Shares, Vested	(632,985)	(378,579)	0
Number of Restricted Shares, Forfeited	(77,938)	(60,420)	(16,722)
Number of Restricted Shares, Unvested Ending Balance	1,567,892	1,531,959	1,153,890
Weighted-Average Grant Date Fair Value, Beginning Balance	$ 6.43	$ 4.43	$ 0
Weighted-Average Grant Date Fair Value, Granted	$ 12.42	$ 8.27	$ 4.43
Weighted-Average Grant Date Fair Value, Vested	$ 6.04	$ 4.43
Weighted-Average Grant Date Fair Value, Forfeited	$ 9.57	$ 5.77	$ 4.43
Weighted-Average Grant Date Fair Value, Ending Balance	$ 9.28	$ 6.43	$ 4.43
MCP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance	58,072,076	0
Number of Restricted Shares, Granted	7,079,775	60,413,167
Number of Restricted Shares, Vested	0	0
Number of Restricted Shares, Forfeited	(780,365)	(2,341,091)
Number of Restricted Shares, Unvested Ending Balance	64,371,486	58,072,076
Weighted-Average Grant Date Fair Value, Beginning Balance	$ 0.19	$ 0
Weighted-Average Grant Date Fair Value, Granted	$ 0.29	$ 0.19
Weighted-Average Grant Date Fair Value, Forfeited	$ 0.19	$ 0.19
Weighted-Average Grant Date Fair Value, Ending Balance	$ 0.20	$ 0.19